Events after the reporting period	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Events after the reporting period
51 Events after the reporting period
On February 28, 2021, Aegon successfully completed the divestment of Stonebridge, a UK-based
provider of accident insurance products to Global Premium Holdings group, part of Embignell group. Under the terms of the agreement, Aegon sold Stonebridge for a consideration of approximately GBP 60 million, consisting of the purchase price and dividends related to the transaction. This excludes a contingent consideration of up to GBP 10 million. The transaction will not have a material impact on Aegon’s capital position and results.

Aegon N.V [member]
Statement [LineItems]
Events after the reporting period
22 Events after the reporting period
On February 28, 2021, Aegon successfully completed the divestment of Stonebridge, a UK-based
provider of accident insurance products to Global Premium Holdings group, part of Embignell group. Under the terms of the agreement, Aegon sold Stonebridge for a consideration of approximately GBP 60 million, consisting of the purchase price and dividends related to the transaction. This excludes a contingent consideration of up to GBP 10 million. The transaction will not have a material impact on Aegon’s capital position and results.